Stockholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
12.	STOCKHOLDERS’ EQUITY
Authorized shares
The Company was authorized to issue 500,000,000 shares of $0.0001 par value common stock and 10,000,000 shares of $0.0001 par value preferred stock as of June 30, 2022 and 191,500,000 shares of $0.001 par value common stock as of December 31, 2021.
As of June 30, 2022, there were 123,663,315 shares of common stock issued and outstanding and 12,383,304 warrants to purchase the Company’s common stock outstanding. As of June 30, 2022, there were no shares of preferred stock issued or outstanding.
Legacy Greenlight Redeemable Convertible Preferred Stock
In connection with the Business Combination, Legacy Redeemable Convertible Preferred Stock previously classified as temporary equity was retroactively adjusted, converted into common stock at an exchange ratio of approximately 0.6656, and reclassified to permanent equity as a result of the reverse recapitalization. As of June 30, 2022, there was no Legacy Redeemable Convertible Preferred Stock authorized, issued or outstanding. The following table summarizes details of Legacy Redeemable Convertible Preferred Stock authorized, issued, and outstanding immediately prior to the Business Combination.

Redeemable Convertible Preferred Stock Classes	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,827,878 shares issued and outstanding as of December 31, 2021. Liquidation preference of $6,334 and $0 at December 31, 2021 and June 30, 2022, respectively	$—	$4,414
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2021 Liquidation preference of $19,138 and $0 at December 31, 2021 and June 30, 2022, respectively	—	11,438

Redeemable Convertible Preferred Stock Classes	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized, 8,629,505 shares issued and outstanding as of December 31, 2021 Liquidation preference of $30,544 and $0 at December 31, 2021 and June 30, 2022, respectively	—	19,917
Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2021 Liquidation preference of $24,017 and $0 at December 31, 2021 and June 30, 2022, respectively	—	18,671
Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2021 Liquidation preference of $69,595 and $0 at December 31, 2021 and June 30, 2022, respectively	—	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding as of December 31, 2021 Liquidation preference of $122,459 and $0 at December 31, 2021 and June 30, 2022, respectively	—	108,499

Total	$—	$218,790

The following describes the rights and preferences of the Legacy GreenLight Redeemable Convertible Preferred Stock prior to the conversion in the Business Combination:
Voting Rights
The holders of each share of Preferred Stock (“Preferred Stockholders”) generally had the right to one vote for each share of common stock into which such Preferred Stock could then convert. On matters on which the holders of shares of a particular series of Preferred Stock had the right to vote separately as a single class, such holders had the right to one vote per share of Preferred Stock of that particular series.
Conversion
Each share of Preferred Stock was convertible into common stock at any time at the option of the holder. Each share was converted into such number of shares of common stock as is determined by dividing the applicable original issuance price by the applicable conversion price in effect at the time of the conversion. The conversion price was subject to adjustment upon the happening of specified events, including the issuance or deemed issuance of certain additional shares of common stock, stock splits and combinations, dividends, distributions, mergers, and reorganizations. The original issuances prices of the shares of Series
A-1,
Series
A-2,
Series
A-3,
Series B, Series C and Series D Preferred Stock were $1.53, $1.65, $2.32, $0.86, $1.60 and $1.81 per share, respectively. As of immediately prior to the conversion of the Preferred Stock upon the consummation of the Business combination and as of June 30, 2021, the Series
A-1,
Series
A-2,
Series
A-3,
Series B, Series C, and Series D conversion prices were $1.21, $1.27, $1.63, $0.86, $1.60, and $1.81 per share, respectively. As such, the shares of Preferred Stock converted on a one-for-one
basis, except that the shares of Series
A-1,
Series
A-2
and Series
A-3
Preferred Stock converted at the rates of approximately 1.26446, 1.29528 and 1.42239 shares of common stock, respectively, per share of Preferred Stock.

Conversion was mandatory at the earlier of the closing of a firm commitment underwritten public offering of the Company’s common stock at a price of at least $5.4354 per share and with net proceeds to the Company of at least $75.0 million or at the election of the holders of a majority of the outstanding shares of Series D Preferred Stock.
Dividends
The holders of Series
A-1
Preferred Stock were entitled to receive cumulative dividends that accrued at an annual rate of approximately 5%. The holders of Series
A-2,
Series
A-3,
Series B, Series C and Series D Preferred Stock were entitled to receive cumulative dividends that accrued at an annual rate of approximately 8%. Dividends were payable only when, as and if declared by the Board of Directors. In the event the Company declared, paid, or set aside any dividends on shares of any class of capital stock of the Company, other than dividends on shares of common stock payable in shares of common stock, the holders of Preferred Stock were entitled to receive, before or at the same time as such dividends, a dividend on each outstanding share of Preferred Stock in the amount of the accruing dividends unpaid as of such date as well as a comparable dividend on an as-converted
basis. As of June 30, 2022 and December 31, 2021, no dividends had been declared.
Redemption
The Company’s Preferred Stock could only be redeemed upon a deemed liquidation event as described in the Company’s certificate of incorporation. Upon redemption, holders of shares of Preferred Stock of a particular series were entitled to receive a redemption amount equal to the original issue price of the shares of that series, plus any accrued but unpaid dividends and any declared but unpaid dividends for the shares of that series, subject to the terms summarized in the “Liquidation Preference” section below.
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of Preferred Stock of a particular series were entitled to receive an amount per share equal to the greater of (i) the original issuance price of the shares of Preferred Stock of that series, plus any accruing dividends that are unpaid, whether or not declared, plus any other dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had such shares of Preferred Stock been converted into common stock. Such liquidating distributions were payable first, to the holders of shares of Series D Preferred Stock, second, to the holders of shares of Series C Preferred Stock and Series B Preferred Stock on a pari passu basis, third, to the holders of shares of Series A Preferred Stock on a pari passu basis, and finally, to the holders of shares of common stock. If insufficient assets and funds were available to permit payment of the full amount of the applicable liquidation preference payable to the holders of any series of Preferred Stock (or group of series payable on a pari passu basis), then all available assets and funds would have been distributed to the holders of such series (or group of series) on a pro rata basis, taking into account the order of priority set forth in the previous sentence.
After payment in full to the Preferred Stockholders, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution on a pro rata basis based on the number of shares held.